SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Cash Flow Statement Explanatory [Line Items]
Adjustments for decrease (increase) in other current assets	$ 0	$ 33,901
Amount of common shares issued related to property agreements	$ 477	$ 352
Issuance of common shares related to property agreements	0	12,323,048
Reclass of AOCI on disposal of FVOCI investment	$ 0	$ (677)
Issuance of common shares related to property agreements	211,795	114,785
Currency translation adjustment	$ 5,930	$ 898
CTA gain (loss) on royalty interest	1,031	(288)
CTA gain (loss) on deferred tax asset	0	32
CTA gain (loss) in the net assets of a subsidiary	4,866	1,216
Issuance of share capital	193,006	181,857	$ 127,823
Gain on deferred tax liabilities	$ 33	$ 2
Number of shares issued under restricted share unit plan	171,063	232,750
Value of shares issued under restricted share unit plan	$ 402	$ 146
Shares issued for private placements	10,000	17,241
Capital stock [Member]
Disclosure Of Cash Flow Statement Explanatory [Line Items]
Reclass of reserves on exercise of options	602	641
Loans payable	0	7,848
Value of shares issued under restricted share unit plan	402	146
Shares issued for private placements	8,670	17,190
Accumulated other comprehensive income [Member]
Disclosure Of Cash Flow Statement Explanatory [Line Items]
Reclass of AOCI on disposal of FVOCI investment	0	677
Warrants [Member]
Disclosure Of Cash Flow Statement Explanatory [Line Items]
Shares issued for private placements	$ 1,330	$ 51
Restricted Share Unit Plan [Member]
Disclosure Of Cash Flow Statement Explanatory [Line Items]
Number of shares issued under restricted share unit plan	171,063	225,750
Value of shares issued under restricted share unit plan	$ 402	$ 146